Deferred tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax
Movements in deferred tax assets and deferred tax liabilities

	DEFERRED TAX ASSETS
	Retirement benefit liabilities	Tax loss carryforward	Property, plant and equipment	Other	Total deferred tax assets

	(Euro, in thousands)

On January 1, 2023	€19	1,061	€—	281	1,363

Credited/charged (-) to profit or loss		(1,061)	298	692	(72)
Reclassification to assets/liabilities held for sale				(292)	(292)
Charged to other comprehensive income	132				132
Translation differences	8		(6)	(6)	(4)

On December 31, 2023	159	—	€292	675	1,126

Credited/charged (-) to profit or loss	(82)		18	190	126
Charged to other comprehensive income	177				177
Translation differences	(1)		19	27	45

On December 31, 2024	€253	€—	€329	€892	€1,474

	DEFERRED TAX LIABILITIES
	Intangible assets other than goodwill	Other	Total deferred tax liabilities

	(Euro, in thousands)

On January 1, 2023	€(20,148)	€—	(20,148)

Credited/charged (-) to profit or loss	(1,458)	(2,019)	(3,477)
Translation differences	18		18

On December 31, 2023	(21,588)	€(2,019)	(23,607)

Credited/charged (-) to profit or loss	2,306	671	2,977
Translation differences	(30)		(30)

On December 31, 2024	€(19,312)	€(1,348)	€(20,660)